As filed with the Securities and Exchange Commission on May 23, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3627

Greenspring Fund, Incorporated
(Exact name of registrant as specified in charter)

2330 West Joppa Road, Suite 110
Lutherville, MD  21093-4641
(Address of principal executive offices) (Zip code)

Mr. Charles vK. Carlson, President
2330 West Joppa Road, Suite 110
Lutherville, MD  21093-4641
(Name and address of agent for service)

(410) 823-5353
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2007

Date of reporting period:  March 31, 2007

Item 1. Schedule of Investments.

	Greenspring Fund, Incorporated

	SCHEDULE OF INVESTMENTS at March 31, 2007 (unaudited)

	Shares			Value
	COMMON STOCKS: 50.9%

	Building Products: 0.4%
	38,400	Griffon Corp.*		$950,400

	Business & Professional Services: 3.7%
	282,800	FTI Consulting, Inc.*		9,499,252

	Commerical Banks: 2.8%
	40,074	American National Bankshares, Inc.		917,294
	68,133	Cardinal Financial Corp.		679,967
	117,735	First Mariner Bancorp, Inc.*		1,789,572
	759	Fulton Financial Corp.		11,028
	25,000	Middleburg Financial Corp.		814,500
	30,000	Patriot National Bancorp, Inc.		669,900
	26,190	Provident Bankshares Corp.		860,603
	25,000	Southern National Bancorp of Virginia*		391,250
	14,476	SunTrust Banks, Inc.		1,202,087
				7,336,201

	Communications Equipment: 2.4%
	690,641	Radyne Corp.*		6,298,646

	Computer Storage & Peripherals: 0.3%
	75,000	Neoware Systems, Inc.*		755,250

	Construction & Engineering: 3.7%
	67,800	EMCOR Group, Inc.*		3,998,844
	227,700	Michael Baker Corp.*		5,533,110
				9,531,954

	Diversified Financial Services: 3.1%
	148,400	CIT Group, Inc.		7,853,328

	Diversified Gas Utilities: 2.1%
	108,400	Energen Corp.		5,516,476

	Electric Utilities: 1.6%
	99,000	PPL Corp.		4,049,100

	Electrical Equipment: 2.6%
	17,400	Emerson Electric Co.		749,766
	215,000	Lamson & Sessions Co.*		5,974,850
				6,724,616

	Energy Equipment & Services: 1.8%
	327,063	Horizon Offshore, Inc.*		4,729,331

	Environmental Services: 2.9%
	363,000	Allied Waste Industries, Inc.*		4,570,170
	108,500	Waste Industries USA, Inc.		2,980,495
				7,550,665

	Household & Personal Products: 1.2%
	249,950	Prestige Brands Holdings, Inc.*		2,961,908

	Industrial Distribution: 3.1%
	155,000	Watsco, Inc.		7,915,850

	Insurance: 5.5%
	11,300	Assurant, Inc.		606,019
	896,575	KMG America Corp.*		4,151,142
	34,450	PartnerRe, Ltd.#		2,361,203
	226,184	United America Indemnity, Ltd.#*		5,247,469
	55,575	W.R. Berkley Corp.		1,840,644
				14,206,477

	Insurance Brokers: 2.0%
	300,000	USI Holdings Corp.*		5,055,000

	Machinery: 0.2%
	20,000	Pentair, Inc.		623,200

	Metals & Mining: 1.4%
	76,700	Brush Engineered Materials, Inc.*		3,717,649

	Oil & Gas Exploration & Production: 4.4%
	40,300	CNX Gas Corp.*		1,141,699
	5,626	ConocoPhillips		384,537
	22,280	EOG Resources, Inc.		1,589,455
	36,500	Rosetta Resources, Inc.*		749,710
	96,000	Suncor Energy, Inc.#		7,329,600
				11,195,001

	Real Estate: 0.3%
	4,500	First Potomac Realty Trust		128,565
	27,500	Urstadt Biddle Properties, Inc. - Class A		537,900
				666,465

	Thrifts & Mortgage Finance: 0.5%
	30,000	Washington Mutual, Inc.		1,211,400

	Transportation: 4.9%
	141,287	Rush Enterprises, Inc. - Class A*		2,714,123
	197,199	Rush Enterprises, Inc. - Class B*		3,571,274
	28,200	SAIA, Inc.*		669,750
	360,350	Wabash National Corp.		5,556,597
				12,511,744

	TOTAL COMMON STOCKS
	(cost $93,590,250)			130,859,913

	INVESTMENT COMPANIES: 2.4%

	385,762	NGP Capital Resources Co.
		(cost $5,228,882)		6,098,897

	Principal			Value
	CONVERTIBLE BONDS: 23.3%

	Automotive Retail: 0.3%
	$938,000	Sonic Automotive, Inc., 5.250%, 5/7/09		$922,758

	Communications Equipment: 4.4%
	11,502,000	Ciena Corp., 3.750%, 2/1/08		11,343,848

	Construction & Engineering: 2.8%
	7,168,000	Quanta Services, Inc., 4.000%, 7/1/07		7,096,320

	Diversified Telecommunication Services: 3.8%
	8,674,000	Level 3 Communications, Inc., 6.000%, 9/15/09		8,424,623
	1,351,000	Level 3 Communications, Inc., 6.000%, 3/15/10		1,303,715
				9,728,338

	Energy Equipment & Services: 0.1%
	149,000	Hanover Compressor Co., 4.750%, 3/15/08		145,275

	Environmental Services: 0.7%
	1,975,000	Allied Waste Industries, Inc., 4.250%, 4/15/34		1,883,656

	Internet & Catalog Retail: 2.6%
	6,814,000	Amazon.com, Inc., 4.750%, 2/1/09		6,796,965

	Pharmaceuticals: 4.4%
	4,000,000	ISIS Pharmaceuticals, Inc., 5.500%, 5/1/09		4,035,000
	7,306,000	Nektar Therapeutics, 3.500%, 10/17/07		7,205,543
				11,240,543

	Semiconductor Equipment: 4.2%
	5,622,000	Agere Systems, Inc., 6.500%, 12/15/09		5,783,633
	5,043,000	Veeco Instruments, Inc., 4.125%, 12/21/08		4,935,836
				10,719,469

	TOTAL CONVERTIBLE BONDS
	(cost $59,114,518)			59,877,172

	CORPORATE BONDS: 3.0%

	Industrial Machinery: 3.0%
	7,366,000	Case New Holland, Inc., 9.250%, 8/1/11
		(cost $7,784,150)		7,771,130

	Principal/Shares			Value
	SHORT-TERM INVESTMENTS: 20.7%

	Commercial Paper: 17.5%
	$12,500,000	American General Finance Corp., 5.216%, 4/17/07		$12,500,000
	12,500,000	American Express Credit Co., 5.251%, 4/3/07		12,500,000
	12,500,000	General Electric Capital Corp., 5.251%, 4/10/07		12,500,000
	7,500,000	Toyota Motor Credit Co., 5.241%, 4/5/07		7,500,000
				45,000,000
	Money Market Investment: 3.2%
	8,147,000	AIM STIC Prime Portfolio		8,147,000

	TOTAL SHORT-TERM INVESTMENTS
	(cost $53,147,000)			53,147,000

	TOTAL INVESTMENTS IN SECURITIES
	(cost $218,864,800): 100.3%			257,754,112
	Other Assets less Liabilities: (0.3)%			(806,796)

	NET ASSETS:	100.0%		$256,947,316

*	Non-income producing security.
#	U.S. security of foreign issuer.

	The cost basis of investments for federal income tax purposes at March 31, 2007 was as follows+:

		Cost of investments	$219,001,632
		Gross unrealized appreciation	44,312,404
		Gross unrealized depreciation	(5,559,924)
		Net unrealized appreciation	$38,752,480

	+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding
	at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information,
	please refer to the Notes to Financial Statements in the Fund’s most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Greenspring Fund, Incorporated

By (Signature and Title) /s/ Charles vK. Carlson
                                                 Charles vK. Carlson, Chief Executive Officer

Date   May 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Charles vK. Carlson
                                                    Charles vK. Carlson, Chief Executive Officer

Date May 23, 2007

By (Signature and Title)*  /s/ Michael J. Fusting
                                                    M ichael J. Fusting, Chief Financial Officer

Date May 23, 2007

* Print the name and title of each signing officer under his or her signature.